Schedule of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Domestic	$ 13,194	$ 6,304	$ 6,267
Foreign	1,272	1,651	1,370
Income before income taxes	$ 14,466	$ 7,955	$ 7,637